Average Annual Total Returns - Invesco Master Loan Fund	Class R6 InceptionDate	Class R6 1Year	Class R6 5Years		Class R6 10Years		Class R6 Return After Taxes on Distributions 1Year	Class R6 Return After Taxes on Distributions 5Years		Class R6 Return After Taxes on Distributions 10Years		Class R6 Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class R6 Return After Taxes on Distributions and Sale of Fund Shares 5Years		Class R6 Return After Taxes on Distributions and Sale of Fund Shares 10Years		JP Morgan Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 1Year	JP Morgan Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 5Years	JP Morgan Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 10Years	Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 1Year	Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 5Years	Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Oct. 31, 2007	(4.97%)	2.70%	[1]	3.49%	[1]	(7.01%)	2.25%	[1]	3.27%	[1]	(2.99%)	1.88%	[1]	2.65%	[1]	3.19%	5.34%	4.63%	2.78%	5.19%	4.47%

[1]	Class R6 shares’ returns of the Fund will be different from Class A shares’ returns of the predecessor fund as they have different expenses.